Leases (Tables)	6 Months Ended
Sep. 30, 2016
Leases
Assets by type which Nomura leases under operating leases

	Millions of yen
	March 31, 2016			September 30, 2016
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,093	¥(1,502)	¥1,591	¥3,091	¥(1,549)	¥1,542
Aircraft	4,655	(1,177)	3,478	4,191	(1,135)	3,056

Total	¥7,748	¥(2,679)	¥5,069	¥7,282	¥(2,684)	¥4,598

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥3,561	¥516	¥511	¥511	¥511	¥361	¥1,151

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
September 30, 2016
Total minimum lease payments	¥139,895
Less: Sublease rental income	(14,797)

Net minimum lease payments	¥125,098

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥139,895	¥15,641	¥15,782	¥13,207	¥10,894	¥9,366	¥75,005

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
September 30, 2016
Total minimum lease payments	¥44,850
Less: Amount representing interest	(25,373)

Present value of net minimum lease payments	¥19,477

Schedule of future minimum lease payments under capital leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥44,850	¥3,318	¥3,167	¥3,238	¥3,421	¥3,420	¥28,286